Trade Notes and Accounts Receivable, Net - Movements of Allowance for Doubtful Accounts, Trade Notes and Accounts Receivable (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Assets [Line Items]
Beginning balance	$ 2,602
Add: Provision for (reversal of) credit loss	(54)	$ 805	$ 578
Ending balance	2,360	2,602
Trade notes and accounts receivable [Member]
Disclosure Of Financial Assets [Line Items]
Beginning balance	2,602	2,117	1,773
Add: Provision for (reversal of) credit loss	(54)	805	578
Less: Amounts written off	(188)	(320)	(234)
Ending balance	$ 2,360	2,602	2,117
Trade notes and accounts receivable [Member] | Individually assessed for impairment [Member]
Disclosure Of Financial Assets [Line Items]
Beginning balance		1,325	805
Add: Provision for (reversal of) credit loss			535
Less: Amounts written off			(15)
Ending balance			1,325
Trade notes and accounts receivable [Member] | Collectively assessed for impairment [Member]
Disclosure Of Financial Assets [Line Items]
Beginning balance		$ 792	968
Add: Provision for (reversal of) credit loss			43
Less: Amounts written off			(219)
Ending balance			$ 792